BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative)				12 Months Ended
	Jul. 08, 2025 SGD ($) $ / shares shares	Feb. 16, 2024 $ / shares	Jun. 09, 2023 $ / shares shares	Dec. 31, 2025 $ / shares shares		Dec. 31, 2024 $ / shares shares [1]	Feb. 16, 2024 SGD ($) shares	Jul. 06, 2023 shares	Mar. 17, 2023 USD ($) $ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share capital							$ 500,000		$ 500,000
Common stock, shares authorized				20,000,000,000	[1]	20,000,000,000	20,000,000,000		500,000,000
Common stock, par value | $ / shares		$ 0.000025		$ 0.000025	[1]	$ 0.000025			$ 0.001
Shares allotted							999,000
Forward stock split		After the completion of the Forward Split on the basis of 40 ordinary shares for every one share of our Company,		1-for-40
Ordinary shares, issued shares held	1,607,840			29,404,342	[1]	27,796,502	27,796,502		1
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	1,607,840
Number of shares issued | $ / shares	$ 4.00
Gross proceeds | $	$ 6,400,000
Ten-League Port Engineering Solutions Pte. Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shareholding interest transferred				100.00%
Ten-League Venture Capital Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares authorized			50,000
Common stock, par value | $ / shares			$ 1.00
Number of shares issued			1
Ten-League Corporations Pte. Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares subscribed for cash								850
Effective ownership percentage				100.00%				85.27%
Ordinary shares, issued shares held							23,710,415
LJSC Holdings Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares subscribed for cash								49
Effective ownership percentage								4.90%
Ordinary shares, issued shares held							1,362,029
Undersea Capital Holdings Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares subscribed for cash								49
Effective ownership percentage								4.90%
Ordinary shares, issued shares held							1,362,029
Jules Verne Investments Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares subscribed for cash								49
Effective ownership percentage								4.90%
Ordinary shares, issued shares held							1,362,029

[1]	- Retrospectively presented for the effect of pro rata share allotment, 1-for-40 forward split and share surrender in preparation of the Company’s initial public offering (Note 1).